Contingent Liabilities and Commitments (Details Textual) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2016 TWD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 TWD ($)	Jun. 30, 2017 CNY (¥)
Disclosure of Contingent Liabilities and Commitments [Line Items]
Contractual commitments for acquisition of property, plant and equipment				$ 25,561,337
Payments For Settlement			$ 500,000
Legal proceedings provision | ¥					¥ 49,910
SunPower Technology, Ltd [member]
Disclosure of Contingent Liabilities and Commitments [Line Items]
Consideration transferred from sales of interests in joint ventures	$ 5,408,546	$ 170,100